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                          Stein Roe Young Investor Fund

                    Supplement to February 1, 2001 Prospectus



The table under the heading "AVERAGE ANNUAL TOTAL RETURNS" in the section entitled "THE FUND-FUND PERFORMANCE" is replaced with the following:





                                          Periods ending
                                          December 31, 2000
                                                           Since Inception
                              1 yr           5 yrs         (April 29, 1994)
Young Investor Fund          -10.05%         18.91%             21.00%
S&P 500 Index*                -9.10%         18.33%             19.70%
                ----------
         *The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from April 30, 1994 to December 31, 2000.










S14-36/405F-0301                                     March 30, 2001